CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of convertible notes

	March 31, 2024	December 31, 2023
Convertible notes payable	$3,831,850	$3,831,850
Discounts on convertible notes payable	(11,305)	(24,820)
Total convertible debt less debt discount	3,820,545	3,807,030
Current portion	3,820,545	3,807,030
Long-term portion	$–	$–

Schedule of convertible notes payable

Note #	Issuance	Maturity	Principal Balance 12/31/23	New Loan	Principal Conversions	Cash Paydown	Shares Issued Upon Conversion	Principal Balance 03/31/24	Accrued Interest on Convertible Debt at 12/31/23	Interest Expense On Convertible Debt For the Period Ended 03/31/24	Accrued Interest on Convertible Debt at 03/31/24	Unamortized Debt Discount At 03/31/24
9	09/12/2016	09/12/2017	$50,080	–	–	–	1,222	$50,080	$5,581	$2,496	7,399	–
10	01/24/2017	01/24/2018	55,000	–	–	–	–	55,000	80,875	2,742	83,618	–
10-1	02/10/2023	02/10/2024	50,000	–	–	–	–	50,000	6,658	1,870	8,527	–
10-2	03/30/2023	03/30/2024	25,000	–	–	–	–	25,000	2,836	935	3,771	–
10-3	08/11/2023	08/11/2024	25,000	–	–	–	–	25,000	1,469	935	2,404	–
29-2	11/08/2019	11/08/2020	36,604	–	–	–	–	36,604	10,109	2,190	12,299	–
31	08/28/2019	08/28/2020	–	–	–	–	–	–	8,385	–	–	–
37-1	09/03/2020	06/30/2021	113,667	–	–	–	–	113,667	64,929	5,101	70,030	–
37-2	11/02/2020	08/31/2021	113,167	–	–	–	–	113,167	63,594	5,079	68,673	–
37-3	12/29/2020	09/30/2021	113,166	–	–	–	–	113,166	62,558	5,079	67,637	–
40-1	09/22/2022	09/22/2024	2,600,000	–	–	–	–	2,600,000	252,665	64,821	267,488	–
40-2	11/04/2022	09/22/2024	68,667	–	–	–	–	68,667	7,939	1,712	9,651	–
40-3	11/28/2022	09/22/2024	68,667	–	–	–	–	68,667	7,506	1,712	9,217	–
40-4	12/21/2022	09/22/2024	68,667	–	–	–	–	68,667	7,054	1,712	8,766	–
40-5	01/24/2023	03/21/2024	90,166	–	–	–	–	90,166	8,284	2,248	10,531	–
40-6	03/21/2023	09/22/2024	139,166	–	–	–	–	139,166	10,671	3,470	14,141	–
40-7	06/05/2023	06/05/2024	139,166	–	–	–	–	139,166	7,826	3,470	11,295	6,530
40-8	06/13/2023	06/13/2024	21,167	–	–	–	–	21,167	1,127	528	1,654	1,032
40-9	07/19/2023	07/19/2024	35,500	–	–	–	–	35,500	1,605	885	2,490	2,650
40-10	07/24/2023	07/24/2024	14,000	–	–	–	–	14,000	614	349	963	1,093
41	08/25/2023	08/25/2024	5,000	–	–	–	–	5,000	175	125	300
			$3,831,850	$–	$–	$–	1,222	$3,831,850	$612,460	$107,459	$660,854	$11,305